Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value		$ 0.00001	$ 0.00001
Preferred stock, shares authorized	43,701,622	43,574,629	38,024,488
Preferred stock, shares issued	42,383,516	42,383,516
Preferred stock, shares outstanding	42,383,516	42,383,516	36,366,705
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	70,000,000	70,000,000	65,000,000
Common stock, shares issued	10,059,361	9,888,776	9,833,563
Common stock, shares outstanding	10,059,361	9,888,776	9,833,563
Class A preferred stock
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	6,952,573	6,952,573	6,952,573
Preferred stock, shares issued	6,952,573	6,952,573	6,952,573
Preferred stock, shares outstanding	6,952,573	6,952,573	6,952,573
Class B preferred stock
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	5,690,347	5,690,347	5,690,347
Preferred stock, shares issued	5,690,347	5,690,347	5,690,347
Preferred stock, shares outstanding	5,690,347	5,690,347	5,690,347
Class C-1 & C-2 preferred stock
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	11,652,624	11,652,624	11,652,624
Preferred stock, shares issued	11,564,263	11,564,263	11,564,263
Preferred stock, shares outstanding	11,564,263	11,564,263	11,564,263
Class C-3 preferred stock
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	1,692,100	1,692,100	1,692,100
Preferred stock, shares issued	589,348	589,348	589,348
Preferred stock, shares outstanding	589,348	589,348	589,348
Class D preferred stock
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	11,570,174	11,570,174	12,036,844
Preferred stock, shares issued	11,570,174	11,570,174	11,570,174
Preferred stock, shares outstanding	11,570,174	11,570,174	11,570,174
Class E preferred stock
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	6,143,804	6,016,811
Preferred stock, shares issued	6,016,811	6,016,811
Preferred stock, shares outstanding	6,016,811	6,016,811